IMPAIRMENT AND IMPAIRMENT REVERSAL (Tables)	12 Months Ended
Dec. 31, 2025
IMPAIRMENT AND IMPAIRMENT REVERSAL
Disclosure of key assumptions used in impairment tests

	2025	2024
Gold price per oz	$2,900 - $3,750	$2,050 - $2,500
WACC	6.5% - 9.3%	6.3% - 9.0%
NAV multiple	1.00x - 1.56x	1.00x - 1.58x
Foreign exchange rates	US$0.72:C$1.00 to US$0.75:C$1.00	US$0.74:C$1.00 to US$0.78:C$1.00
Inflation	2.0%	2.0%